Future Aircraft Leases Payments - Schedule of Aircraft Under Operating Leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Aircraft 75 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	$ 1,883,281
Aircraft 75 [member] | Year one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	1,883,281
Aircraft 62 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	1,381,032
Aircraft 62 [member] | Year one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	274,167
Aircraft 62 [member] | Between one and five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	824,391
Aircraft 62 [member] | More than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	$ 282,474